Hedge accounting - Schedule of Hedge Instruments and Book Value of Hedged Item (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Variation in value recognized in other comprehensive income	R$ 1,002	R$ (2,156)	R$ 684
Notional amount	414,431	356,851
Hedge of asset-backed securities under repurchase agreements
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	29,033	19,363
Cash flow hedge
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	121,661	120,012
Liabilities	119,142	122,919
Variation in value recognized in other comprehensive income	(332)	(1,122)
Cash flow hedge reserve	(558)	(1,069)
Notional amount	240,699	236,045
Variation in fair value used to calculate hedge ineffectiveness	(332)	(1,066)
Cash flow hedge | Hedge of assets transactions
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	2,609	1,966
Cash flow hedge | Hedge of asset-backed securities under repurchase agreements
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	14,039	63,261
Cash flow hedge | Hedge of assets denominated in Chilean unit of account
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	83,462	39,894
Cash flow hedge | Hedge of loan operations
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	20,950	10,910
Cash flow hedge | Hedge of deposits and repurchase agreements
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	85,676	107,677
Cash flow hedge | Hedge of funding
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	32,753	10,900
Cash flow hedge | Hedge of highly probable forecast transactions
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	1,210	1,437
Interest rate risk | Cash flow hedge | Hedge of assets transactions
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	2,590	2,420
Liabilities	0	0
Variation in value recognized in other comprehensive income	9	(155)
Cash flow hedge reserve	(5)	(155)
Notional amount	2,609	1,966
Variation in fair value used to calculate hedge ineffectiveness	9	(155)
Interest rate risk | Cash flow hedge | Hedge of asset-backed securities under repurchase agreements
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	14,459	66,795
Liabilities	0	0
Variation in value recognized in other comprehensive income	(186)	(3,428)
Cash flow hedge reserve	(875)	(3,429)
Notional amount	14,039	63,261
Variation in fair value used to calculate hedge ineffectiveness	(187)	(3,428)
Interest rate risk | Cash flow hedge | Hedge of assets denominated in Chilean unit of account
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	83,462	39,842
Liabilities	0	0
Variation in value recognized in other comprehensive income	57	(54)
Cash flow hedge reserve	56	(54)
Notional amount	83,462	39,894
Variation in fair value used to calculate hedge ineffectiveness	57	(54)
Interest rate risk | Cash flow hedge | Hedge of loan operations
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	20,950	10,955
Liabilities	0	0
Variation in value recognized in other comprehensive income	54	44
Cash flow hedge reserve	106	59
Notional amount	20,950	10,910
Variation in fair value used to calculate hedge ineffectiveness	55	44
Interest rate risk | Cash flow hedge | Hedge of deposits and repurchase agreements
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	0	0
Liabilities	85,403	110,405
Variation in value recognized in other comprehensive income	(273)	2,672
Cash flow hedge reserve	(8)	2,672
Notional amount	85,676	107,677
Variation in fair value used to calculate hedge ineffectiveness	(273)	2,728
Interest rate risk | Cash flow hedge | Hedge of funding
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	0	0
Liabilities	30,935	9,732
Variation in value recognized in other comprehensive income	(41)	3
Cash flow hedge reserve	(65)	(61)
Notional amount	30,935	9,735
Variation in fair value used to calculate hedge ineffectiveness	(41)	3
Foreign exchange risk | Cash flow hedge | Hedge of funding
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	0	0
Liabilities	1,818	1,176
Variation in value recognized in other comprehensive income	28	(11)
Cash flow hedge reserve	28	(11)
Notional amount	1,818	1,165
Variation in fair value used to calculate hedge ineffectiveness	28	(11)
Foreign exchange risk | Cash flow hedge | Hedge of highly probable forecast transactions
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	200	0
Liabilities	986	1,606
Variation in value recognized in other comprehensive income	20	(193)
Cash flow hedge reserve	205	(90)
Notional amount	1,210	1,437
Variation in fair value used to calculate hedge ineffectiveness	R$ 20	R$ (193)